CAPITAL STOCK (Narrative) (Details) (USD $)	1 Months Ended			12 Months Ended
	May 30, 2011	Jan. 28, 2011	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Shares Authorized				400,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001
Preferred Stock, Shares Authorized				100,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001
Stock Issued During Period, Shares, Issued for Cash	3,010,000		10,000,000
Equity Issuance, Per Share Amount	$ 0.20		$ 0.20	$ 0.20
Proceeds from Issuance of Private Placement	$ 602,002		$ 2,000,000	$ 1,000,000
Common Stock, Value, Subscriptions					1,385,000
Stock Issued During Period, Amount of Debt Settlement, Shares	1,378,915		637,140	4,789,935
Stock Issued During Period, Amount of Debt Settlement	$ 275,783		$ 127,428	$ 957,787
Stock Issued During Period, Shares, Acquisitions		4,789,035	4,789,035	4,789,035